CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss)	$ 0		$ (739,975)	$ (450,793)
Forgiveness of EIDL Advance				(4,101)
Depreciation	1,992	$ 4,043	7,513	5,485
Loss (gain) on brokerage account		252,568	252,568	(65,168)
Loss on investment		4,616	4,616	2,008
Amortization of beneficial conversion feature				14,805
Changes in operating assets and liabilities
Cash transfer				117,953
Deferred revenue				(11,333)
Accounts payable and accrued expenses - related party	(3,910)	198,900	377,950	386,544
Accounts payable and accrued expenses	324	(484)	7,962	19,543
Net cash (used in) and provided by operating activities	(39,372)	(50,779)	(89,366)	18,693
Cash flows from investing activities
Cash (transfer to) withdrawn from brokerage account	0	37,000	67,000	(200,000)
Net cash provided by and (used in) investing activities	0	37,000	67,000	(200,000)
Cash flows from financing activities
Borrowings from convertible notes payable, related party	14,600	0		19,407
Payments on convertible notes payable - related party	(2,728)	(4,812)	(11,812)	(21,292)
Principal payments on debt	(1,565)	(7,611)	(17,712)	(24,893)
Borrowings from notes payable, related party	29,300	14,500	26,500	9,333
Proceeds from Sale of Stock		14,000
Warrant Subscriptions				25
Shares subscribed for cash			24,000	200,000
Net cash provided by financing activities	39,607	16,077	20,976	182,580
Net increase (decrease) in cash	235	2,298	(1,390)	1,273
Cash, beginning of period	2,930	4,320	4,320	3,047
Cash, end of period	$ 3,165	6,618	2,930	4,320
SUPPLEMENTAL DISCLOSURE:
Interest paid			3,360	5,466
NONCASH INVESTING AND FINANCING ACTIVITIES:
Repayments on Margin loan Brokerage account		$ 263,151	$ 263,151
RP-NP debt conversion			$ 9,201
RP-AP Converted into common stock				17,256
Shares issued for stock payable				$ 6,750